PROPOSED ACQUISITIONS OF YAMANA (Details) $ in Millions			12 Months Ended
	Nov. 04, 2022	May 31, 2022 shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Matching period for Gold Fields to amend terms of the Gold Fields Arrangement Agreement	5 days
Termination fee payment to Gold Fields | $			$ 300.0	$ 0.0
Reimbursement of termination fee from Pan American | $			$ 150.0	$ 0.0
Yamana
Disclosure of detailed information about business combination [line items]
Percentage of votes needed for approval of transaction		0.6667
Yamana | Yamana
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		39.00%
Yamana | Gold Fields Limited | American Depositary Share
Disclosure of detailed information about business combination [line items]
Exchange ratio of Yamana shares to Gold Fields shares | shares		0.6
Yamana | Gold Fields Limited | Ordinary shares
Disclosure of detailed information about business combination [line items]
Exchange ratio of Yamana shares to Gold Fields shares | shares		0.6
Gold Fields Limited
Disclosure of detailed information about business combination [line items]
Percentage of votes needed for approval of transaction		0.75
Gold Fields Limited | Yamana
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		61.00%